  Peerless Option Income Wheel ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 42.6%	Shares	Value
ARK Innovation ETF(a)(b)	39,000	$3,151,980
Invesco QQQ Trust Series 1(b)	3,100	2,282,840
iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	8,000	176,720
iShares Expanded Tech-Software Sector ETF(a)	16,000	1,449,600
iShares MSCI Emerging Markets ETF	23,000	1,573,430
iShares Silver Trust(a)	8,000	427,760
iShares U.S. Home Construction ETF(b)	8,500	888,080
KraneShares CSI China Internet ETF(b)	72,500	1,774,075
State Street Energy Select Sector SPDR Fund	15,500	823,205
State Street Utilities Select Sector SPDR Fund	37,500	1,700,250
VanEck Gold Miners ETF	20,500	1,546,725
VanEck Oil Services ETF	1,800	669,654
		16,464,319

TOTAL EXCHANGE TRADED FUNDS (Cost $17,867,098)		16,464,319

SHORT-TERM INVESTMENTS - 76.3%
Money Market Funds - 29.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)(d)	11,341,215	11,341,215

U.S. Treasury Bills - 47.0%	Principal Amount	Value
U.S. Treasury Bill, 7/16/2026, 3.43%(e)	$7,015,000	7,004,477
U.S. Treasury Bill, 7/30/2026, 3.52%(e)	6,115,000	6,097,340
U.S. Treasury Bill, 8/20/2026, 3.64%(e)	5,125,000	5,099,059
		18,200,876

TOTAL SHORT-TERM INVESTMENTS (Cost $29,542,155)		29,542,091

TOTAL INVESTMENTS - 118.9% (Cost $47,409,253)		$46,006,410
Liabilities in Excess of Other Assets - (18.9)%		(7,299,487)
TOTAL NET ASSETS - 100.0%		$38,706,923

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options. As of June 30, 2026, the total value of securities pledged as collateral is $3,772,521.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(e)	The rate shown is the annualized effective yield as of June 30, 2026.

  Peerless Option Income Wheel ETF

   Schedule of Written Options Contracts

  June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
ARK Innovation ETF, Expiration: 7/6/2026; Exercise Price: $81.50	$(2,020,500)	(250)	$(17,125)
Invesco QQQ Trust Series 1, Expiration: 7/1/2026; Exercise Price: $745.00	(1,546,440)	(21)	(924)
Invesco QQQ Trust Series 1, Expiration: 7/2/2026; Exercise Price: $720.00	(736,400)	(10)	(17,825)
iShares MSCI Emerging Markets ETF, Expiration: 7/2/2026; Exercise Price: $67.50	(1,573,430)	(230)	(34,270)
State Street Utilities Select Sector SPDR ETF, Expiration: 7/2/2026; Exercise Price: $46.50	(1,700,250)	(375)	(1,125)
			(71,269)

Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 7/2/2026; Exercise Price: $688.00	(1,325,520)	(18)	(432)
iShares Expanded Tech-Software Sector ETF, Expiration: 7/2/2026; Exercise Price: $87.00	(543,600)	(60)	(1,650)
iShares Russell 2000 ETF, Expiration: 7/1/2026; Exercise Price: $285.00	(1,502,250)	(50)	(50)
iShares Russell 2000 ETF, Expiration: 7/2/2026; Exercise Price: $291.00	(1,802,700)	(60)	(1,080)
iShares Russell 2000 ETF, Expiration: 7/2/2026; Exercise Price: $288.00	(1,502,250)	(50)	(475)
iShares Silver Trust, Expiration: 7/2/2026; Exercise Price: $48.50	(213,880)	(40)	(240)
iShares U.S. Real Estate ETF, Expiration: 7/2/2026; Exercise Price: $103.00	(869,125)	(85)	(4,420)
State Street Health Care Select Sector SPDR ETF, Expiration: 7/2/2026; Exercise Price: $158.00	(951,960)	(60)	(2,640)
State Street Industrial Select Sector SPDR ETF, Expiration: 7/2/2026; Exercise Price: $177.00	(1,944,915)	(105)	(5,723)
State Street SPDR S&P Biotech ETF, Expiration: 7/2/2026; Exercise Price: $151.00	(1,819,875)	(115)	(1,150)
State Street SPDR S&P Regional Banking ETF, Expiration: 7/2/2026; Exercise Price: $73.00	(2,020,950)	(270)	(4,320)
State Street SPDR S&P Regional Banking ETF, Expiration: 7/2/2026; Exercise Price: $72.50	(1,946,100)	(260)	(2,080)
State Street SPDR S&P Retail ETF, Expiration: 7/2/2026; Exercise Price: $85.00	(1,228,360)	(140)	(2,450)
VanEck Gold Miners ETF, Expiration: 7/2/2026; Exercise Price: $70.00	(226,350)	(30)	(180)
VanEck Semiconductor ETF, Expiration: 7/2/2026; Exercise Price: $565.00	(983,835)	(15)	(600)
VanEck Semiconductor ETF, Expiration: 7/2/2026; Exercise Price: $560.00	(918,246)	(14)	(595)
			(28,085)

TOTAL WRITTEN OPTIONS (Premiums received $102,259)			$(99,354)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.